Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Property, plant and equipment

	Right-of-use assets		Owned assets
All figures in £ millions	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in the course of construction	Total
Cost
At 1 January 2020	460	23	300	325	36	1,144
Exchange differences	(11)	(2)	(7)	(11)	(1)	(32)
Additions	62	—	7	5	37	111
Disposals and retirements	(13)	(9)	(23)	(29)	(1)	(75)
Reclassifications and transfers	—	—	20	21	(50)	(9)
Transfer to assets classified as held for sale	(59)	—	(1)	(3)	—	(63)

At 31 December 2020	439	12	296	308	21	1,076

Exchange differences	—	—	2	(3)	—	(1)
Additions	32	—	8	17	39	96
Disposals and retirements	(6)	(7)	(100)	(72)	—	(185)
Reclassifications and transfers	—	—	35	—	(31)	4
Transfer to assets classified as held for sale	—	—	(15)	—	—	(15)

At 31 December 2021	465	5	226	250	29	975

	Right-of-use assets		Owned assets
All figures in £ millions	Land and buildings	Plant and equipment	Land and buildings	Plant and equipment	Assets in the course of construction	Total
Depreciation and impairment
At 1 January 2020	(58)	(16)	(200)	(252)	—	(526)
Exchange differences	2	1	6	9	—	18
Charge for the year	(65)	(3)	(25)	(32)	—	(125)
Disposals and retirements	1	9	22	29	—	61
Reclassifications and transfers	—	—	(2)	2	—	—
Impairment of assets to be classified as held for sale	(4)	—	—	—	—	(4)
Transfer to assets classified as held for sale	14	—	—	1	—	15

At 31 December 2020	(110)	(9)	(199)	(243)	—	(561)

Exchange differences	(1)	1	(1)	1	—	—
Charge for the year	(46)	(3)	(16)	(30)	—	(95)
Disposals and retirements	7	6	99	71	—	183
Reclassifications and transfers	—	—	(5)	7	—	2
Impairment	(119)	—	(22)	(5)	—	(146)
Transfer to assets classified as held for sale	—	—	8	—	—	8

At 31 December 2021	(269)	(5)	(136)	(199)	—	(609)

Carrying amounts
At 1 January 2020	402	7	100	73	36	618
At 31 December 2020	329	3	97	65	21	515

At 31 December 2021	196	—	90	51	29	366